Report Of The Directors Financial Review Risk Report - Personal lending: residential mortgage loans including loan commitments by level of collateral for key countries/territories (by stage) (Details) - Personal lending - Loans and advances to customers at amortised cost - USD ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 381,580	$ 359,948
Collateral value	$ 9,195	$ 6,723
ECL coverage %	0.10%	0.20%
– UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 181,458	$ 169,651
Collateral value	$ 281	$ 279
ECL coverage %	0.10%	0.10%
– Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 107,924	$ 102,656
Collateral value	$ 8,620	$ 6,191
ECL coverage %	0.00%	0.00%
Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 371,786	$ 352,708
ECL coverage %	0.10%	0.10%
Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 181,095	$ 169,261
ECL coverage %	0.10%	0.10%
Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 98,861	$ 96,167
ECL coverage %	0.00%	0.00%
Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,794	$ 7,240
ECL coverage %	0.60%	1.00%
Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 363	$ 390
ECL coverage %	1.40%	0.30%
Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,063	$ 6,489
ECL coverage %	0.00%	0.00%
– less than 50% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 161,872	$ 167,664
ECL coverage %	0.10%	0.10%
– less than 50% | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 78,490	$ 81,771
ECL coverage %	0.10%	0.10%
– less than 50% | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 42,800	$ 45,422
ECL coverage %	0.00%	0.00%
– 51% to 70% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 126,247	$ 119,717
ECL coverage %	0.10%	0.10%
– 51% to 70% | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 61,400	$ 58,718
ECL coverage %	0.10%	0.10%
– 51% to 70% | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 30,107	$ 28,416
ECL coverage %	0.00%	0.00%
– 71% to 80% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 42,206	$ 32,440
ECL coverage %	0.20%	0.20%
– 71% to 80% | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 23,629	$ 18,804
ECL coverage %	0.10%	0.10%
– 71% to 80% | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,310	$ 4,229
ECL coverage %	0.00%	0.00%
– 81% to 90% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24,886	$ 20,641
ECL coverage %	0.20%	0.20%
– 81% to 90% | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14,125	$ 8,850
ECL coverage %	0.10%	0.10%
– 81% to 90% | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,226	$ 7,961
ECL coverage %	0.00%	0.00%
– 91% to 100% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16,575	$ 12,246
ECL coverage %	0.20%	0.30%
– 91% to 100% | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,451	$ 1,118
ECL coverage %	0.30%	0.60%
– 91% to 100% | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,418	$ 10,139
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 340,808	$ 317,669
Collateral value	$ 8,968	$ 6,521
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 147,056	$ 134,373
Collateral value	$ 244	$ 237
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 106,387	$ 101,390
Collateral value	$ 8,535	$ 6,146
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 331,279	$ 310,705
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 146,739	$ 134,044
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 97,414	$ 94,949
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,529	$ 6,964
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 317	$ 329
ECL coverage %	0.10%	0.00%
Financial instruments not credit-impaired | – stage 1 | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,973	$ 6,441
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – less than 50% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 140,992	$ 154,337
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – less than 50% | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 60,403	$ 70,936
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – less than 50% | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 41,903	$ 44,740
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 51% to 70% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 113,043	$ 102,191
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 51% to 70% | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 49,945	$ 43,617
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 51% to 70% | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 29,762	$ 28,123
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 71% to 80% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 37,866	$ 25,458
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 71% to 80% | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,293	$ 12,849
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 71% to 80% | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,260	$ 4,167
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 81% to 90% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 23,278	$ 17,106
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 81% to 90% | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,946	$ 5,922
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 81% to 90% | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,161	$ 7,883
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 91% to 100% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16,100	$ 11,613
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 91% to 100% | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,152	$ 720
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 91% to 100% | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,328	$ 10,036
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 38,514	$ 40,049
Collateral value	$ 123	$ 123
ECL coverage %	0.50%	0.60%
Financial instruments not credit-impaired | Lifetime expected credit losses | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 33,616	$ 34,590
Collateral value	$ 15	$ 38
ECL coverage %	0.30%	0.40%
Financial instruments not credit-impaired | Lifetime expected credit losses | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,440	$ 1,028
Collateral value	$ 81	$ 44
ECL coverage %	0.10%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 38,378	$ 39,906
ECL coverage %	0.50%	0.60%
Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 33,597	$ 34,541
ECL coverage %	0.30%	0.40%
Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,354	$ 981
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 136	$ 143
ECL coverage %	3.40%	6.90%
Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 19	$ 49
ECL coverage %	1.70%	0.30%
Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 86	$ 47
ECL coverage %	0.90%	0.20%
Financial instruments not credit-impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 19,715	$ 12,250
ECL coverage %	0.30%	0.70%
Financial instruments not credit-impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17,629	$ 10,387
ECL coverage %	0.20%	0.60%
Financial instruments not credit-impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 831	$ 577
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 51% to 70% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,636	$ 16,989
ECL coverage %	0.60%	0.50%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 51% to 70% | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,248	$ 14,943
ECL coverage %	0.40%	0.40%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 51% to 70% | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 330	$ 256
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,111	$ 6,770
ECL coverage %	0.90%	0.50%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,275	$ 5,922
ECL coverage %	0.60%	0.30%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 48	$ 37
ECL coverage %	0.10%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,499	$ 3,388
ECL coverage %	1.20%	0.50%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,161	$ 2,918
ECL coverage %	0.80%	0.20%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 61	$ 51
ECL coverage %	0.10%	0.10%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 417	$ 509
ECL coverage %	1.60%	1.10%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 284	$ 371
ECL coverage %	1.00%	0.20%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 84	$ 60
ECL coverage %	0.30%	0.20%
Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,258	$ 2,230
Collateral value	$ 104	$ 79
ECL coverage %	11.90%	12.10%
Financial instruments credit-impaired | Lifetime expected credit losses | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 786	$ 688
Collateral value	$ 22	$ 4
ECL coverage %	9.90%	11.10%
Financial instruments credit-impaired | Lifetime expected credit losses | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 97	$ 238
Collateral value	$ 4	$ 1
ECL coverage %	0.70%	0.10%
Financial instruments credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,129	$ 2,097
ECL coverage %	10.10%	9.90%
Financial instruments credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 759	$ 676
ECL coverage %	9.70%	11.10%
Financial instruments credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 93	$ 237
ECL coverage %	0.30%	0.10%
Financial instruments credit-impaired | Lifetime expected credit losses | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 129	$ 133
ECL coverage %	42.00%	46.90%
Financial instruments credit-impaired | Lifetime expected credit losses | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 27	$ 12
ECL coverage %	17.50%	9.80%
Financial instruments credit-impaired | Lifetime expected credit losses | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4	$ 1
ECL coverage %	7.80%	0.30%
Financial instruments credit-impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,165	$ 1,077
ECL coverage %	7.10%	7.20%
Financial instruments credit-impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 458	$ 448
ECL coverage %	7.90%	9.40%
Financial instruments credit-impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 66	$ 105
ECL coverage %	0.10%	0.00%
Financial instruments credit-impaired | Lifetime expected credit losses | – 51% to 70% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 568	$ 537
ECL coverage %	10.90%	9.50%
Financial instruments credit-impaired | Lifetime expected credit losses | – 51% to 70% | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 207	$ 158
ECL coverage %	9.40%	11.60%
Financial instruments credit-impaired | Lifetime expected credit losses | – 51% to 70% | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15	$ 37
ECL coverage %	0.50%	0.30%
Financial instruments credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 229	$ 212
ECL coverage %	15.20%	14.70%
Financial instruments credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 61	$ 33
ECL coverage %	13.40%	19.70%
Financial instruments credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 25
ECL coverage %	0.40%	0.10%
Financial instruments credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 109	$ 147
ECL coverage %	17.30%	17.80%
Financial instruments credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 18	$ 10
ECL coverage %	17.50%	24.50%
Financial instruments credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4	$ 27
ECL coverage %	1.90%	0.00%
Financial instruments credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 58	$ 124
ECL coverage %	28.90%	18.10%
Financial instruments credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised by LTV ratio | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15	$ 27
ECL coverage %	41.60%	22.50%
Financial instruments credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised by LTV ratio | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6	$ 43
ECL coverage %	1.80%	0.00%